Investment in Unconsolidated Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 123,250	$ 127,939
Cumulative share of income	1,468,312	1,323,898
Cumulative share of distributions	1,205,497	1,145,438
Equity method investments	386,065	306,399
Cost method investments	15,655	15,330
Total investments in unconsolidated entities	401,720	321,729	$ 301,772
Equity method investments, combined assets
Current	670,723	733,133
Due from affiliates	88,685	303,322
Property and other	4,604,312	2,345,562
Total assets	5,363,720	3,382,017
Equity method investments, combined liabilities and equity
Current liabilities	810,121	407,073
Deferred credits	242,301	175,516
Long-term liabilities	157,785	29,342
Long-term capital lease obligations	1,539	1,722
Partners' capital and shareholders' equity	4,151,974	2,768,364
Total liabilities and equity	5,363,720	3,382,017
Equity method investments, combined income statements
Revenues	6,979,184	6,700,266	6,239,200
Operating expenses	5,245,216	5,063,925	4,492,372
Operating income	1,733,968	1,636,341	1,746,828
Other income (expense), net	(9,049)	6,741	4,019
Net income	$ 1,724,919	$ 1,643,082	$ 1,750,847